Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 — SUBSEQUENT EVENTS

a.	On September 5, 2023, the shareholders of the Company approved at the annual general meeting a reverse split of the Company’s issued and outstanding Ordinary Shares at a ratio of between 1:2 and 1:10, to be effected at the discretion of, and at such ratio and on such date to be determined by, the board of directors.